Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
Sound Enhanced Fixed Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	3.06%	3.77%
Sound Equity Dividend Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	0.02%	9.91%
Bloomberg U.S. Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%	0.09%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%	14.82%